Schedule 1 - Registrant's Condensed Financial Statements - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014
Cash Flows from Operating Activities:
Net income (loss)	$ (9.5)	$ 14.9	$ 11.4	$ 36.2	$ 34.8	$ 28.9	$ 21.7
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net Cash Provided By (Used In) Operating Activities	(6.0)			9.2	44.6	71.0	52.7
Cash Flows from Investing Activities:
Purchase of subsidiary	(313.9)			(56.6)	(99.8)	(100.7)	(22.7)
Net Cash Used In Investing Activities	(313.9)			(62.5)	(106.1)	(111.0)	(26.9)
Cash Flows from Financing Activities:
Net cash provided by financing activities	328.8			59.0	77.4	49.7	(34.2)
Net Change In Cash	8.9			5.8	15.7	9.5	(8.7)
Cash and cash equivalents:
Beginning	10.4			20.1	10.6	10.6	19.3
Ending	19.3	$ 25.9	$ 26.3	25.9	26.3	20.1	10.6
Parent Company
Cash Flows from Operating Activities:
Net income (loss)						28.9	21.7
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in net (income) loss of subsidiary						(28.9)	(21.7)
Net Cash Provided By (Used In) Operating Activities						0.0	0.0
Cash Flows from Investing Activities:
Purchase of subsidiary						0.0	0.0
Distribution received from subsidiary						0.0	0.0
Net Cash Used In Investing Activities						0.0	0.0
Cash Flows from Financing Activities:
Proceeds from issuance of Redeemable Convertible Preferred Stock						0.0	0.0
Net cash provided by financing activities						0.0	0.0
Net Change In Cash						0.0	0.0
Cash and cash equivalents:
Beginning				$ 0.0	$ 0.0	0.0	0.0
Ending	$ 0.0					$ 0.0	$ 0.0